Exhibit 99.1

SHAP 2018-1, LLC CFMT 2025-AB3 Due Diligence Review

May 7, 2025

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2020 American Mortgage Consultants, Inc. (Unpublished). All rights reserved

SHAP 2018-1 LLC, CFMT 2025-AB3 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 1,757 Home Equity Conversion Mortgage loans (“HECMs”) owned by SHAP 2018-1, LLC (“Client”). The HECM portfolio is serviced by PHH Mortgage Corporation (“PHH”). The review included review of data, documentation and images provided by the servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of February 28, 2025 (the “Diligence Cut-off Date”). Due diligence also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

Original sample selections were grossed up by 20% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The original population for securitization was reduced from 1,757 HECMs (the “Original Securitization Population”) to 1,631 HECMs (the “Securitization Population”) after due diligence had been completed. The one hundred twenty-six (126) HECMs were dropped as requested by SHAP 2018-1, LLC. Reductions of the Original Securitization Population may have altered overall statistical samples because of dropped loans after sampling was completed. Sample sizes and exceptions identified within the procedures below have excluded dropped loans.

Procedures

1.	Based upon the Original Securitization Population, obtain a data tape from SHAP 2018-1, LLC, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the below fields in the servicer’s servicing system of record agree to the data tape.
•	MIP Rate
•	Current UPB
•	Current Interest Rate
•	Loan Status
•	Borrower 1 First Name
•	Borrower 1 Last Name
•	Borrower 1 DOB
•	Borrower 2 First Name
•	Borrower 2 Last Name
•	Borrower 2 DOB
•	Current Life Expectancy Set-Aside Amount
•	Property City
•	Property State
•	Property Zip
•	Property Unit Count
•	Property Type

MIP Rate

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

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Current UPB

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Current Interest Rate

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Loan Status

From a sample of 375 HECMs, AMC reviewed the servicing system screenshot or servicing system and compared the loan status represented in the screen shot or servicing system as of the Cut-off Date to the loan status represented in the data tape provided by SHAP 2018-1, LLC. There were ten (10) exceptions identified. All ten (10) exceptions were due to a variance between the data tape and the servicing system of record. No other exceptions were noted.

Borrower 1 First Name

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Borrower 1 Last Name

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Borrower 1 DOB

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were five (5) exceptions identified. All five (5) exceptions were due to an absence of documentation to verify the data.

Borrower 2 First Name

From a sample of 375 HECMs, AMC identified 189 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 189 HECMs and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Borrower 2 Last Name

From a sample of 375 HECMs, AMC identified 189 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 189 HECMs and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Borrower 2 DOB

From a sample of 375 HECMs, AMC identified 189 HECMs with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 189 HECMs and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were four (4) exceptions identified. All four (4) exceptions were due to an absence of documentation to verify the data.

Current Life Expectancy Set-Aside Amount

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Current Life Expectancy Set-Aside Amount represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

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Property City

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Property State

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Property Zip

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Property Unit Count

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were one hundred ninety-seven (197) exceptions identified. All one hundred ninety-seven (197) exceptions were due to the absence of data in the servicing system. No other exceptions were noted.

Property Type

From a sample of 375 HECMs, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

b.	If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.
•	Maximum Claim Amount
•	Original Note Rate
•	Margin (for adjustable-rate loans)
•	Index (for adjustable-rate loans)
•	Closing Date
•	FHA Case Number

Maximum Claim Amount

From a sample of 375 HECMs, AMC reviewed HERMIT screen shots provided by the servicer and compared the Maximum Claim Amount represented in the screen shot to the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Original Note Rate

From a sample of 375 HECMs, AMC reviewed the original Note provided by SHAP 2018-1, LLC. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

Margin (for adjustable-rate HECMs)

From a sample of 375 HECMs, AMC identified 275 HECMs with adjustable-rate features. AMC reviewed the Original Note provided by SHAP 2018-1, LLC for the HECMs. AMC compared the Margin represented in the Note to the Margin represented in the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

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Index (for adjustable-rate HECMs)

From a sample of 375 HECMs, AMC identified 275 HECMs with adjustable-rate features. AMC reviewed the Original Note, provided by SHAP 2018-1, LLC for the HECMs. AMC compared the Index represented in the Note to the Index represented in the data tape provided by SHAP 2018-1, LLC. There were ninety-eight (98) exceptions identified. All ninety-eight (98) exceptions were due to data discrepancies between the data tape and the Original Note. All ninety-eight (98) exceptions were confirmed to be a result of the Federal Reserve adopted LIBOR to SOFR transition, effective June 2023. AMC confirmed LIBOR was the represented index for all 98 loans in the Original Note provided by SHAP 2018-1, LLC. AMC did not validate the index conversion completed by SHAP 2018-1, LLC.

Closing Date

From a sample of 375 HECMs, AMC reviewed HERMIT screen shots or HUD settlement documents from the servicer to determine the closing date recognized by HUD and compared the date to the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

FHA Case Number

From a sample of 375 HECMs, AMC reviewed HERMIT screen shots from the servicer and compared the FHA Case Number to the data tape provided by SHAP 2018-1, LLC. There were no exceptions identified.

2.	Obtain and review FHA reporting from SHAP 2018-1, LLC and determine that all HECMs have FHA insurance coverage.

AMC evaluated FHA coverage on 1,631 assets in the Securitization Population. There were no exceptions noted.

3.	Based upon the Original Securitization Population, obtain a data tape from SHAP 2018-1, LLC, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

a.	If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by SHAP 2018-1, LLC.

From a sample of 375 HECMs in the Securitization Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified one hundred forty-three (143) exceptions. All one hundred forty-three (143) exceptions were due to missing documentation. At SHAP 2018-1, LLC’s request, a social security number search was run by LexisNexis to verify the primary borrower’s birthdate. All one hundred forty-three (143) of the HECMs with exceptions identified had dates of birth and loan eligibility subsequently confirmed through the search.

4.	Based upon the Original Securitization Population, obtain a data tape from SHAP 2018-1, LLC, select a statistical sample of HECMs at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 120% to include a 20% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if each selected loan included the following loan documents:
a.	1004 Appraisal
b.	1009 Application
c.	1st Note
d.	1st Security Instrument
e.	2nd Note
f.	2nd Security Instrument
g.	Addendum to URLA (HUD -92900-A)
h.	HUD-1
i.	Loan Agreement
j.	Payment Plan
k.	Schedule of Closing Costs
l.	Final Title Policy

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SHAP 2018-1 LLC, CFMT 2025-AB3 Due Diligence

From a sample of 375 HECMs in the Securitization Population, AMC reviewed the imaged file to determine if documents were present and executed (where applicable). AMC identified three hundred sixteen exceptions (316) across one hundred thirty (130) unique HECMs. AMC’s summary of document findings is below.

Document Name	Tested Securitization Population	Incomplete Documents	Missing Documents	Total Exceptions	% of Tested Securitization Population with Exceptions
a. Appraisal	375	39	35	74	19.73%
b. 1009 Application	375	8	7	15	4.00%
c. 1st Note	375	0	0	0	0.00%
d. 1st Security Instrument	375	0	0	0	0.00%
e. 2nd Note	375	5	14	19	5.07%
f. 2nd Security Instrument	375	0	3	3	0.80%
g. Addendum to URLA (HUD -92900-A)	375	24	43	67	17.87%
h. HUD-1	375	18	8	26	6.93%
i. Loan Agreement	375	0	47	47	12.53%
j. Payment Plan	375	1	9	10	2.67%
k. Schedule of Closing Costs	375	0	53	53	14.13%
l. Final Title Policy	375	2	0	2	0.53%

SHAP 2018-1, LLC has stated that it expects to retrieve any applicable Security Instruments, Senior Lien Note, Second Lien Note, and Final Title Policies from county recorder offices or from its document custodian by the time they may be required for future servicing administration or HUD assignment; however, this will not be included in AMC’s due diligence review and AMC does not make any representations or provide any warranties that such document retrieval will be successful.

title results

As requested by the Client, either a title review and/or Black Knight lien search was included in AMC’s scope of review on all HECMs in the Original Securitization Population. 522 HECMs received a title review utilizing a current owner’s title search and supporting materials provided by the Client. 1,109 HECMs received a Black Knight Lien Alert report.

To facilitate the title review on 522 HECMs, the Client provided AMC with identifying data on the Securitization Population. Data provided by the Client included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these mortgage loans through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

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SUMMARY (522 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 522 HECMs in the Securitization Population.  There were no HECMs that were determined to have critical findings based on the scope of reviews set forth herein.

BLACK KNIGHT SUMMARY (1,109 HECMs)

As part of the due diligence services, the Client provided AMC with identifying data on 1,109 HECMs in the Securitization Population and a Black Knight Lien Alert was obtained for these HECMs.  The title evidence obtained indicated that there were no critical exceptions related to lien position on these 1,109 HECMs.

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